Group structure (Tables)	12 Months Ended
Dec. 31, 2024
Consolidation And Subsidiaries [Abstract]
Schedule of significant subsidiaries
The consolidated financial statements include the entities listed below, which are the Company’s direct or indirect subsidiaries:

		Principal Activities	Country of Incorporation	Functional Currency	Equity interest (direct or indirect) (%)
Subsidiaries					December 31, 2024	December 31, 2023

Patria Finance Ltd.		Asset management & administration	KY	USD	100.00%	100.00%
Patria Brazilian Private Equity III, Ltd.		Investment fund manager	KY	USD	100.00%	100.00%
PBPE General Partner IV, Ltd.		Investment fund manager	KY	USD	100.00%	100.00%
PBPE General Partner V, Ltd.		Investment fund manager	KY	USD	100.00%	100.00%
Patria Brazilian Private Equity General Partner VI, Ltd.		Investment fund manager	KY	USD	100.00%	100.00%
Patria Brazil Real Estate Fund General Partner II, Ltd.		Investment fund manager	KY	USD	100.00%	100.00%
Patria Brazil Real Estate Fund General Partner III Ltd.		Investment fund manager	KY	USD	100.00%	100.00%
Patria Brazil Retail Property Fund General Partner, Ltd.		Investment fund manager	KY	USD	100.00%	100.00%
Patria Investments UK Ltd.		Investor relations, marketing & administration	UK	GBP	100.00%	100.00%
Patria Investments US LLC		Investor relations, marketing & administration	US	USD	100.00%	100.00%
Patria Investments Colombia S.A.S.		Advisory, investor relations & marketing	CO	COP	100.00%	100.00%
Infrastructure II GP, Ltd.		Investment fund manager	KY	USD	100.00%	100.00%
Infrastructure III SLP Ltd.		Investment fund manager & advisory	KY	USD	100.00%	100.00%
Patria Infrastructure General Partner IV Ltd.		Investment fund manager	KY	USD	100.00%	100.00%
Pátria Investimentos Ltda. (“PILTDA”)	(c)	Asset management & administration	BR	BRL	100.00%	100.00%
Patria Investments Latam S.A.		Holding company	UY	USD	100.00%	100.00%
Patria Investments Uruguay Agente de Valores S.A.		Broker, advisory, investor relations & marketing	UY	USD	100.00%	100.00%
Patria Investments Cayman Ltd.		Holding company	KY	USD	100.00%	100.00%
Patria Investments Hong Kong, Ltd.		Investor relations, marketing & administration	HK	HKD	100.00%	100.00%
Platam Investments Brazil Ltda.		Asset management & administration	BR	BRL	100.00%	100.00%
Patria Constructivist Equity Fund General Partner II, Ltd.		Investment fund manager	KY	USD	100.00%	100.00%

		Principal Activities	Country of Incorporation	Functional Currency	Equity interest (direct or indirect) (%)
Subsidiaries					December 31, 2024	December 31, 2023

PI General Partner V Ltd.		Investment fund manager	KY	USD	100.00%	100.00%
PPE General Partner VII, Ltd.		Investment fund manager	KY	USD	100.00%	100.00%
PI Renewables General Partner, Ltd.		Investment fund manager	KY	USD	100.00%	100.00%
Patria Latam Growth Management Ltd.	(o)	Investment fund manager	KY	USD	—	100.00%
Patria SPAC LLC		Holding company & SPAC Sponsor	KY	USD	100.00%	100.00%
Patria Latin American Opportunity Acquisition Corp.	(f)	SPAC	KY	USD	100.00%	100.00%
Moneda Asset Management SpA (“MAM I”)		Holding company	CH	CLP	100.00%	100.00%
Moneda Corredores de Bolsa Limitada (“MCB”)		Broker	CH	CLP	100.00%	100.00%
Moneda S.A. Administradora General De Fondos (“MAGF”)		Asset management	CH	CLP	100.00%	100.00%
Moneda II SpA (“MAM II”)		Holding company	CH	USD	100.00%	100.00%
Moneda International Inc.		Investment fund manager	BV	USD	100.00%	100.00%
Moneda USA Inc.		Advisory	US	USD	100.00%	100.00%
Patria VBI Real Estate Gestão de Carteiras S.A. (“VBI”)	(e)(g)	Asset management	BR	BRL	100.00%	50.00%
VBI Administração Fiduciaria e Gestão Ltda	(e)	Administration	BR	BRL	100.00%	50.00%
BREOF Partners Ltda	(e)	Holding company	BR	BRL	100.00%	50.00%
VBI ND II Empreendimentos Imobiliários Ltda	(o)	Dormant	BR	BRL	—	50.00%
VBI Data Center Empreendimentos Imobiliários Ltda	(o)	Dormant	BR	BRL	—	50.00%
Igah Partners LLC	(h)	Asset management	US	USD	100.00	100.00%
e.Bricks Ventures III GP, LLC		Investment fund manager	KY	USD	100.00%	100.00%
Igah Carry Holding Ltd		Carry vehicle	KY	USD	100.00%	100.00%
PEVC I General Partner IV, Ltd.	(h)	Holding company	KY	USD	42.92%	13.20%
Patria Real Estate Latam S.A.S	(g)	Holding company	UY	USD	98.90%	98.90%
Patria Private Equity Latam S.A.S		Holding company	UY	USD	100.00%	100.00%
Patria Fund Advisor Ltd.	(o)	Dormant	KY	USD	—	100.00%
VBI Holding Ltda (formerly NewCo BlueMacaw Partner Ltda.)	(j)	Holding company	BR	BRL	100.00%	100.00%
BlueMacaw S.A.	(p)	Holding company	BR	BRL	—	100.00%
VBI Asset Management Ltda.	(j)	Asset management	BR	BRL	100.00%	100.00%
KMP I Holding	(k)	Holding company	KY	USD	100.00%	100.00%
Kamaroopin Gestora de Recursos Ltda. (“Kamaroopin Ltda”)	(k)	Asset management	BR	BRL	100.00%	100.00%
Hanuman GP Cayman, LLC (“Hanuman”)	(i)	Asset management	KY	USD	100.00%	100.00%
Pat HoldCo Mexico S. de R.L. de C.V.	(i)	Holding company	MX	MXN	100.00%	100.00%
Pat Inmuebles HoldCo Mexico S. de R.L. de C.V.	(i)	Holding company	MX	MXN	100.00%	100.00%
Pat HoldCo Servicios Corporativos S. de R.L. de C.V.	(i)	Holding company	MX	MXN	100.00%	100.00%
Patria Investments Argentina S.A.	(i)	Holding company	AR	ARS	100.00%	100.00%
Patria VBI Securities Ltda. (formerly “Bari Gestao De Recursos Ltda.”)	(l)	Asset management	BR	BRL	100.00%	50.00%
Patria Asset Management S.A. (“PAM”)	(m)	Asset management	CO	COP	50.74%	50.74%
VBI Capital Ltda.	(e)(n)	Asset management	BR	BRL	100.00%	50.00%
Move Capital S.A.	(e)(n)	Asset management	BR	BRL	100.00%	50.00%
SH Manco Holding Ltda.	(q)	Holding company	BR	BRL	75.00%	—
Patria Acquisitions Limited	(i)	Holding company	UK	GBP	100.00%	—
Patria Energía Participações Ltda.	(a)	Holding company	BR	BRL	100.00%	—
Tria Comercializadora de Energía S.A.	(a)	Energy trading company	BR	BRL	66.67%	—

		Principal Activities	Country of Incorporation	Functional Currency	Equity interest (direct or indirect) (%)
Subsidiaries					December 31, 2024	December 31, 2023

Sugrat Comercializadora de Energia S.A.	(i)	Energy trading company	BR	BRL	66.67%	—
Pátria Holding Financeira Ltda.	(i)	Holding company	BR	BRL	100.00%	—
Pátria Distribuidora de Títulos e Valores Mobiliários Ltda.	(i)	Dormant	BR	BRL	100.00%	—
Patria Europe 1 (GP) Limited	(b)	Investment fund manager	UK	GBP	100.00%	—
Patria Europe 2 Limited	(b)	Holding company	UK	GBP	100.00%	—
Patria Private Equity (Europe) Limited	(b)	Asset management	UK	GBP	100.00%	—
Patria Capital Partners LLP	(b)	Asset management	UK	GBP	100.00%	—
Nexus Capital Partners S.A.S	(d)	Asset management	CO	COP	100.00%	—
Patria Portfolio Investments Limited	(i)	Holding company	KY	USD	100.00%

“USD” United States dollars, “BRL” Brazilian Real, “GBP” Pound Sterling, “CLP” Chilean peso, “COP” Colombian peso, “HKD” Hong Kong dollar, “ARS” Argentine Peso, “MXN” Mexican Peso
“KY” Cayman Islands, “BR” Brazil, “CO” Colombia, “CH” Chile, “UK” United Kingdom, “US” United States, “BV” British Virgin Islands, “MX” Mexico, “AR” Argentina, “UY” Uruguay, “HK” Hong Kong
(a)On April 02, 2024, the Group closed on a transaction acquiring 66.67% interest in Tria Comercializadora de Energia Ltda (“Tria”). The business combination is a joined effort between the Group and individuals within the energy sector establishing an energy trading company.
(b)On April 26, 2024, the Group closed a transaction acquiring a carve-out interest in Aberdeen, a European private equity business. The newly acquired business, together with Patria’s existing global private markets vehicles, will form a new vertical – Global Private Markets Solutions (“GPMS”), with an aggregate Fee Earning AUM (“FEAUM”) of over $8 billion. This vertical will further develop Patria’s capabilities to serve clients as a gateway to private markets on a global scale.
(c)On May 24, 2024, the Group closed on a transaction with Credit Suisse acquiring its Real Estate business in Brazil. The business includes seven Real Estate Investment Trusts (“REITS”) with over 960 thousand shareholders which will adds additional scale to Patria’s Real Estate business and solidifies Patria’s position as a leading independent manager of REITs in Brazil and Latin America. The real estate funds acquired were incorporated into PILTDA.
(d)On July 16, 2024, the Group completed a 100% acquisition of Nexus Capital, an independent alternative real estate asset manager in Colombia. The acquisition added approximately US$800 million to Patria’s Fee Earning AUM, including over US$680 million in Permanent Capital vehicles, to be immediately accretive to Patria’s Fee Related and Distributable Earnings.
(e)On August 01, 2024, the Group exercised its option to acquire the remaining 50% interest in VBI. The option arrangement was put in place between the Group and the non-controlling interest of VBI upon the business combination that took place during July 2022. A breakdown of the consideration paid and the derecognition of the gross obligation under put option are summarized under notes 21(b)(iv) and 21(d) respectively, with the derecognition of non-controlling interest set out in note 29(g). The net effect of the transaction amounted to US$2.4 million loss recognized directly in retained earnings.
(f)Patria Latin American Opportunity Acquisition Corp. (the “SPAC” or “PLAO”): a special purpose acquisition company incorporated in the Cayman Island and sponsored by Patria SPAC LLC (the “SPAC Sponsor”) for the purpose of effecting a business combination with one or more businesses with a focus in Latin America.
    Should PLAO not complete the initial business combination within the specified period the SPAC Class A Ordinary Shares will be redeemed from the proceeds held in the trust account. On June 12, 2024, PLAO’s shareholders approved at an extraordinary general meeting an additional 15-month extension to provide time for PLAO to complete a business combination. For each month spent during this extension period, the SPAC sponsor will deposit US$0.015 per public share into the trust account (approximately US$68 thousand per month). The holders of Public Shares could elect to redeem shares in connection with the Extension Amendment and 12,339,057 shares were redeemed on June 12, 2024 (refer note 21(c)).
    As of December 31, 2024, the Group has not selected any business combination target for PLAO. The expectation is to complete a business combination as soon as the Group identifies a target company. The target company could potentially be identified as one of the Group’s investment funds investees. In the event of a business combination, it could result in recognition of performance fee revenue and carried interest allocation expenses for the Group.
(g)In March 2023, the Group restructured its VBI holding, contributing the interest held by the Company in VBI to Patria Real Estate Latam S.A.S. There was no change in control or in the total interest held by the Group in VBI. However, there was a dilution of 1.1% in the Company’s direct and indirect interest in Patria Real Estate Latam S.A.S. during the year because of the transaction to acquire assets of Blue Macaw as disclosed in note 5(j) below.
(h)Igah Partners LLC (“Igah Ventures”): a subsidiary of the Group acquired through a business combination that serves as manager of venture capital related funds. Additionally, PEVC I General Partner IV, Ltd (“Igah IV”) was also acquired. Igah Ventures and Igah IV are collectively referred to as “Igah”. On December 23, 2024, the Group entered into an agreement acquiring an additional 29.72% stake in Igah IV for R$24.3 million (approximately US$3.9 million) that will be paid in cash between the years 2024 and 2028. The group now holds 42.92% in the GP.
(i)Newly incorporated subsidiaries without assets, liabilities or operations.
(j)On April 3, 2023, VBI acquired a 100% beneficial interest in NewCo BlueMacaw Partners Ltda. renamed to VBI Holding Ltda, BlueMacaw S.A. (merged into VBI Holding Ltda) and VBI Asset Management Ltda., (collectively “Blue Macaw”). The Blue Macaw entities are located in Brazil and focus on infrastructure and real estate investments throughout Latin America. The acquisition is part of the Group’s strategy to enhance its share of the Brazilian real estate market through synergies with VBI. The Group accounted for the transaction as an asset acquisition since the principal assets acquired consist of 4 contractual rights relating to the portfolio of management contracts of the investment funds acquired.
(k)On April 12, 2023, the Group acquired control of Kamaroopin by acquiring the remaining interest in these companies pursuant to the acquisition agreement for Kamaroopin (note 30 (a)). For purposes of the Kamaroopin transaction, KMP I Holding (fully owned by Patria Investments Limited) was incorporated.
(l)On December 1, 2023, the Group completed the acquisition of Bari Gestao De Recursos Ltda. renamed to VBI Securities Ltda (“Bari”), a subsidiary of the Group. Bari is an asset management company focused on real estate investment products. The Group accounted for the transaction as an asset acquisition since the principal lead asset consisted of contractual rights in the management of its investment fund representing substantially all of the fair value of the gross assets acquired. There is no operational process in the entity as of the closing date. All activities, systems and industry knowledge will be taken over by VBI management.
(m)On November 1, 2023, the Group acquired control of Gestoría Externa de Portafolios S.A. renamed to Patria Asset Management S.A. (“PAM”) by acquiring 50.74% of the beneficial interest of the entity (refer to note 30).
(n)On November 3, 2023, the Group completed the acquisition of Move Capital S.A. and Morc Gestora de Recursos de Crédito Ltda. renamed to VBI Capital Ltda. (collectively, “Move”), subsidiaries of the Group. Fifty percent of the purchase price was settled on closing with the remaining balance settled during November 2024. The entities acquired are asset management companies. The Group accounted for the transaction as an asset acquisition since the lead asset consists of contractual rights in the management of its real estate investment fund representing substantially all the fair value of the gross assets acquired.
(o)This entity, with limited or no activity, was dissolved during the period and had no significant accounting impact.
(p)This entity was merged into VBI Holding Ltda.
(q)SH Manco Holding Ltd. was established during 2024 to hold the investment in Uliving Holding S.A., an associate within the of VBI group of entities. The Group now holds 75% in SH Manco Holding Ltd. which in turn holds 43.19% in Uliving Holding S.A.